King & Spalding LLP 1180 Peachtree Street Atlanta, Georgia 30309 Main: (404) 572-4600 Fax: (404) 572-5100 Keith M. Townsend Direct Dial: (404) 572-3517 Direct Fax: (404) 572-5100 ktownsend@kslaw.com

February 17, 2015

Via EDGAR

Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4561

100 F Street, N.E.

Washington, D.C. 20549

Attn: Ms. Amanda Ravitz, Assistant Director

Re:	ECPM Holdings, LLC

Draft Registration Statement on Form S-1

Submitted January 9, 2015

CIK No. 0001623919

Dear Ms. Ravitz:

On behalf of ECPM Holdings, LLC (the “Company”), we are transmitting via EDGAR with this letter for confidential submission under the Securities Act of 1933, as amended (the “Securities Act”), with the Securities and Exchange Commission (the “Commission”) Confidential Draft Submission No. 2 (“Submission No. 2”) to the Draft Registration Statement on Form S-1 (CIK No. 0001623919) (the “Registration Statement”), together with the exhibits thereto. We are responding to the Staff’s comments contained in its letter dated February 5, 2015. For your convenience, this letter sets forth in italics each of the Staff’s comments before each response.

Prospectus Summary, page 1

1.	Please revise to clarify that the clinical results you cite relate to a study sponsored and funded by you. Also revise to clarify how many of the 2,500 GI departments you serve purchased your Fuse system and how many purchased only other products, such as infection control products.

Response: In response to the Staff’s comment, the Company has revised the prospectus summary to indicate that the clinical results the Company cites relate to a study sponsored

Securities and Exchange Commission

February 17, 2015

and funded by the Company and to clarify the percentage of the Company’s GI department customers that bought multiple products and the percentage of the Company’s Fuse® customers who purchased other products from the Company in 2014. The Company has not separately shown the percentage of the 2,500 GI departments it serves that have purchased its Fuse® system. At this early date in the Fuse® product’s launch, the information is not material to a fair presentation of our financial results. As discussed in more detail in response to Comment 10, the Company believes that sales information and related data specific to its Fuse® system is competitively sensitive and that the Company’s larger competitors would utilize this information to the Company’s detriment. Furthermore, the Company believes that the other information provided in the Registration Statement regarding overall sales of the imaging systems provides sufficient information for investors to evaluate an investment in the Company’s common stock.

2.	Please provide us copies of the clinical studies cited in your document.

Response: The Company acknowledges the comment and advises the Staff that, pursuant to Rule 418, the Company is supplementally providing the Staff under separate cover studies and/or abstracts to studies cited by the Company in the Registration Statement.

3.	Please disclose the amount of your net losses for each of the last two fiscal years and for the nine months ended September 30, 2014. Also, disclose your accumulated deficit as of September 30, 2014.

Response: In response to the Staff’s comments, the Company has revised the prospectus summary to reflect the amount of its net losses for each of the periods listed above and the Company’s accumulated deficit as of September 30, 2014.

Emerging growth company status, page 7

4.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

Response: The Company acknowledges the Staff’s comment and will provide the Staff with copies of all written communications, as defined in Rule 405 under the Securities Act, that the Company, or anyone authorized to do so on its behalf, presents to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. To date, no such written communications exist.

Risk Factors, page 12

5.	We note the “controlling influence” referenced on page 50. Please provide us your analysis as to whether you will be a “controlled company” under exchange rules and, if so, whether that status creates material risks. Also revise your disclosure beginning on page 125, as appropriate.

Securities and Exchange Commission

February 17, 2015

Response: The Company acknowledges the comment and advises the Staff that because no individual, group or entity currently holds or, immediately following the initial public offering will hold more than 50% of the voting power of its capital stock for the election of directors, the Company will not qualify as a “controlled company” under the corporate governance rules for NASDAQ- or NYSE-listed companies.

We only recently began commercializing our Fuse system, page 13

6.	Please reconcile your disclosure here about competitors offering “broader lines of products” with your disclosure on page 111 that the market you serve is “fragmented” and you are the “only company exclusively focused on servicing the entire GI procedural cycle.”

Response: In response to the Staff’s comment, disclosure has been added to clarify that the Company’s competitors offer broader lines of products outside of GI products and services, including lines of products in cardiology, radiology, urology, pulmonology and other medical specialties and, as a result, may be able to offer more attractive pricing bundles to hospitals.

Use of Proceeds, page 57

7.	Please disclose the approximate amount of proceeds that you currently intend for each of the purposes mentioned in the bullet points in this section. Also, if the proceeds of this offering would not provide sufficient funds to complete the plans that you have disclosed, please provide the disclosure required by Instruction 3 to Regulation S-K Item 504.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 58 under “Use of Proceeds” to include the estimated amount of funds for each use. The actual amounts will be provided in a future filing of the Company’s registration statement once that information becomes available. In addition, the Company has revised the disclosure as required by Instruction 3 to Regulation S-K Item 504.

Capitalization, page 61

8.	Please include footnote disclosure identifying the pro forma adjustments along with an explanation of how each adjustment was determined. In addition, please disclose the number of common shares that will result from the conversion of each Class of members’ equity.

Response: In response to the Staff’s comment, the Company has added additional disclosure to show the impact on relevant line items of the corporate conversion and the Company has also added disclosure to show the number of common shares that will result from the conversion of each Class of members’ equity as part of the corporate conversion.

Dilution, page 63

9.	Please disclose how the numbers and percentages in the second table would change assuming the exercise of all outstanding warrants and options.

Securities and Exchange Commission

February 17, 2015

Response: In response to the Staff’s comment, the disclosure has been revised to reflect dilution if all outstanding warrants and options are exercised.

Results of Operations, page 73

10.	Please revise to quantify the impact of the introduction and commercialization of Fuse® on net revenues and cost of revenues each period.

Response: In response to the Staff’s comment, the Company has modified the disclosure to provide more clarity as to the relative weighting of the various revenue inputs. In particular, the Company added additional disclosure to show the period-over-period increase in sales of imaging products and infection control products. However, the Company did not add detailed disclosure regarding Fuse® sales during 2014. In making the disclosure regarding sales of infection control and imaging products, the Company is mindful of the need to provide relevant information to its investors, but is also cautious to not provide information that could cause the Company competitive harm.

In particular, the Company believes specifically quantifying the impact of the introduction and commercialization of Fuse® on net revenues in each period (vs. quantifying imaging systems as a class of products) is not material to a fair representation of its overall results of operations and could cause the Company competitive harm. The Company’s principal competitors selling endoscope systems are large, multinational companies with significantly greater size and scale than the Company. The Company believes two of these competitors currently represent approximately 85 % of the market for these products. As a smaller company competing for market shares and in the early phases of its Fuse® product launch, the Company believes that sales information specific to its Fuse® system is highly sensitive. The Company is concerned based on its experiences in the marketplace that sales representatives at its larger competitors would utilize this information to the Company’s detriment. The Company believes the disclosure of the period-over-period increase in sales of imaging products and infection control products and the disclosure regarding sales of each class of products or services that accounted for at least 10% or more of its net revenues during the last three fiscal years pursuant to Item 101(c)(1)(i) of Regulation S-K in response to Comment #18 provides sufficient information for investors in this regard.

11.	Where you attribute changes in cost of revenue to changes in “product mix,” please revise to clarify how mix changed as compared to the prior period.

Response: In response to the Staff’s comment, the Company has revised the disclosure as requested and references to the Company’s “product mix” have been deleted.

Liquidity and capital resources, page 79

12.	Given the historical amounts of cash used in operations and expected “substantial expenditures” mentioned on page 80, please clarify how you determined that you will have sufficient liquidity through 2016, even after receiving the proceeds of this offering.

Securities and Exchange Commission

February 17, 2015

Response: The Company has revised the disclosure to remove the reference to “substantial expenditures” in response to the Staff’s comment.

Stock-based compensation, page 84

13.	Please tell us the estimated initial public offering price range. To the extent that there is a significant difference between the estimated grant-date fair value of your Incentive Options issued during the past twelve months and the estimated IPO price, please discuss for us each significant factor contributing to the difference. In this regard, please also tell us how the exercise price of the Incentive Units relates to the expected pricing range of your common stock. Please describe how the conversion of members’ capital impacts the valuation methodology and pricing.

Response: The Company acknowledges the Staff’s comment and confirms that once an initial public offering price range has been determined, it will send a supplemental letter under separate cover describing each of the significant factors that contributed to the difference, if any, between the estimated grant-date fair value of the Company’s Incentive Options issued during the last twelve months and the estimated IPO price and how the exercise price of the Incentive Units relates to the expected pricing range of its common stock. The supplemental letter will also describe how the conversion of members’ capital impacts, if at all, the valuation methodology and pricing.

14.	We note the discussion that subsequent to the completion of this offering, you expect to incur charges of approximately $5.7 million related to unrecognized stock based compensation. Please describe for us the underlying equity awards and the accounting basis for these stock based compensation charges.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 86 to describe the underlying equity awards and the accounting basis for the stock based compensation charges.

Our GI-dedicated pathology lab provides an enhanced value proposition, page 96

15.	We note the “value proposition” of your laboratory. Please revise to clarify whether your GI customers are required or incentivized to utilize your pathology lab.

Response: In response to the Staff’s comments, the Company has revised the disclosure on page 98 to eliminate the phrase “value proposition.” Additionally, the Company’s customers are not required to use its pathology lab, and the Company does not provide any economic benefit, discount or other incentive for its customers to utilize its pathology lab.

Securities and Exchange Commission

February 17, 2015

Other studies, page 100

16.	Please file the consents of Dr. Hassan, the “GI specialists” and “researchers in Greece.” See Rule 436 of Regulation C.

Response: The Company respectfully submits that it believes that consents pursuant to Rule 436(a) are not required to be filed with respect to the studies conducted by Dr. Hassan, the IBD study conducted by “GI specialists” or the Retroflexion comparison study conducted by “researchers in Greece.” The Company advises the Staff that all of these studies are publicly available for free or on a limited fee basis. Certain of these studies are publicly available in their entirety, while the researchers for others have only prepared an abstract summarizing the results of their work. In each case, the versions relied upon by the Company in the Registration Statement are publicly available. In addition, the Company advises the Staff that it did not commission any of the aforementioned studies, and none of those studies was prepared in connection with the Registration Statement. The Company has not compensated any of the researchers in connection with their research, other than to pay a nominal subscription fee in certain instances where applicable. Accordingly, the Company respectfully submits that it is not required to file a consent with respect to these sources under Rule 436 of Regulation C or Section 7 of the Securities Act.

Hassan economic study, page 101

17.	Please expand the disclosure in the first paragraph of this section to explain the phrase “Markov model.”

Response: The Company has expanded the disclosure on page 103 to add a description of a Markov model.

Our products and services, page 103

18.	Please revise to disclose the information required by Regulation S-K Item 101(c)(1)(i).

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 105 to include the percentage of net revenues for each class of its products or services which accounted for 10% or more of its net revenues during the years ended December 31, 2012, and December 31, 2013 and the nine months ended September 30, 2014. Once the Company completes the audit and includes its fiscal 2014 financial statements, the Company will update the disclosures on page 105 to include three years of disclosure in accordance with Item 101(c)(1)(i) of Regulation S-K.

Principal Stockholders, page 148

19.	Please identify the natural persons who have or share voting and/or dispositive powers with respect to the shares held by each entity listed in the table.

Response: In response to the Staff’s comment, the Company has revised the disclosure to identify the natural persons who have or share voting and/or dispositive powers with respect to the shares held by each entity listed in the table.

Securities and Exchange Commission

February 17, 2015

Certain Relationships and Related Party Transactions, page 154

20.	Please disclose the information required by Regulation S-K Item 404 with respect to the transactions mentioned on page II-3 and “member distributions” noted on pages F-5 and 6. Also revise to disclose each affiliate’s interest in the corporate conversion and related issuance of common stock, warrants and options, as noted on page 151.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 159 under “Certain Relationships and Related Party Transactions.” The Company did not specifically describe each affiliate’s interest in the corporate conversion, as the Company believes that once the Company discloses a price range, the disclosure included under the caption “Principal stockholders” will already include substantially the information requested and that to replicate the information in the “Certain Relationships and Related Party Transactions” section would be duplicative.

21.	With a view toward clarified disclosure, please tell us the purpose of the prohibition in the penultimate sentence on this page.

Response: One of Sequoia Capital’s portfolio companies, Green Dot Corporation, acquired Bonneville Bancorp (which was subsequently renamed to Green Dot Bank). Green Dot Corporation is a provider of reloadable prepaid cards based in Monrovia, California, and Green Dot Bank is a local community bank based in Provo, Utah. Because Green Dot Bank is subject to the US Bank Holding Company Act of 1956, Sequoia Capital made a passivity commitment to the Federal Reserve Board in connection with the transaction providing, among other things, that neither Sequoia Capital nor any of its affiliates would enter into any banking or non-banking transaction with Green Dot Corporation or its subsidiaries, Next Estate Communications, Inc. or Green Dot Bank. In order to comply with its obligations under the passivity commitment, Sequoia Capital requested that all portfolio companies not enter into any banking or non-banking transaction with Green Dot Corporation or its subsidiaries, Next Estate Communications, Inc. and Green Dot Bank, without Sequoia’s prior written consent. These obligations will terminate in connection with the initial public offering. Therefore, the Company has removed this disclosure, as the prohibition will no longer exist following the initial public offering.

Lock-up agreements, page 163

22.	Please disclose the number of shares covered by the lock-up agreements. Please also file that agreement as an exhibit.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page 170 under “Lock-up agreements.” The form of lock-up agreement will also be filed as an exhibit to the Registration Statement as an appendix to the Underwriting Agreement.

Securities and Exchange Commission

February 17, 2015

Financial Statements

(i) Revenue Recognition, page F-9

23.	We note disclosure throughout the filing that your products are sold by distributors in 25 countries. Please revise to clarify the general terms of your sales agreements with distributors, including shipping terms, price protection and rights or return and clarify the impact these terms have on revenue recognition. Please also clarify your policy for warranty rights on sales.

Response: In response to the Staff’s comment, the Company has modified the disclosure on pages F-9 and F-10 to clarify the general terms of the Company’s sales agreements with distributors and the Company’s revenue recognition policy for sales through distributors as well as warranty rights on sales.

(h) Goodwill Valuation, page F-9

24.	We note your disclosure on page F-9 that you review goodwill for impairment as of December 31 of each year. We also see your disclosure on page F-33 that you review goodwill for impairment as of September 30 of each year. Please clarify the date that you perform you goodwill impairment test each year and whether you have change the date of this test. We refer to the requirements of FASB ASC 350-20-35-3

Response: In response to the Staff’s comments, the Company has modified the disclosure to explain the Company’s historical goodwill valuation process and changes to the annual goodwill impairment testing date.

Note 5 – Acquisitions, page F-15

25.	We see that on January 4, 2013, you acquired 100% of the voting interest in Peer Medical Ltd. through the issuance of approximately 2.8 million Class C Units. Please revise to disclose how you determined the $40 million value of the 2.8 million Class C Units. In this regard, please also clarify if the transaction was considered at arms-length and that no related parties were involved.

Response: In response to the Staff’s comments, the Company has modified its disclosure to more comprehensively explain that the transaction with Peer Medical was negotiated at arm’s length between stockholders who were not related parties.

26.	Please revise to disclose how you determined the amounts assigned to separately identified intangible assets acquired on page F-16.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page F-16 to explain the amounts assigned to separately identified intangible assets acquired.

Securities and Exchange Commission

February 17, 2015

Note 12 – Redeemable Preferred Stock and Mem bers’ Capital

Redeemable Members’ Capital, page F-20

27.	We note the disclosure that the payments of dividends and other distributions, including the distribution of assets upon liquidation are allocated among the Classes of members’ capital in a ratio that does not represent the number of Units outstanding. Please revise to describe the conversion ratio of the Units at the time of the offering and disclose how this allocation was determined. Please also revise the footnotes to the pro forma net loss per share presentation on page 11 to disclose the conversion rates of each Class.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page F-20 such that, once an initial public offering price range has been determined, it will provide the conversion rate for each Class of members’ capital based on the estimated IPO price and will describe how the allocation among the Classes relates to the expected pricing range of the Company’s common stock. In addition, the Company has revised the footnotes to the pro forma net loss per share presentation on page 12 such that, once an initial public offering price range has been determined, the footnotes will provide the conversion rate of each Class.

(e) Incentive Units, page F-23

28.	We note the statement that it is not probable that the performance condition of Incentive Units will be satisfied and therefore you have not recorded any stock-based compensation. Please revise the filing to clearly describe the performance conditions of all Incentive Units.

Response: In response to the Staff’s comment, the Company has revised the disclosure on F-23 to more thoroughly explain the performance conditions of Incentive Units.

Note 17 – Segment and Geographic Information, page F-27

29.	Please revise the disclosure of Long-lived assets to comply with FASB ASC 280-10-50- 41(b). We note that deferred tax assets located in the entity’s country of domicile and located in all foreign countries in total in which the entity holds assets should be excluded. In addition, if the assets in an individual foreign country are material, they should be separately disclosed.

Response: In response to the Staff’s comment, the Company has revised the disclosure on page F-28 and F-47.

Exhibits

30.	We note that you have included a footnote to the exhibit index that mentions a confidential treatment request with respect to certain portions of “this exhibit.” However, you have not indicated which exhibit is the subject of the confidential treatment request. Please advise or revise.

Securities and Exchange Commission

February 17, 2015

Response: In response to the Staff’s comment, the Company has revised the exhibit index to remove the footnote reference to a confidential treatment request.

* * * *

If we can be of any assistance in explaining these responses or the changes in Submission No. 2, please let us know. Please contact me with any questions or comments at (404) 572-3517.

Very truly yours, /s/ Keith M. Townsend Keith M. Townsend

cc:	Geoff Kruczek, Securities and Exchange Commission

Tom Jones, Securities and Exchange Commission

Mark G. Gilreath, ECPM Holdings, LLC

David N. Gill, ECPM Holdings, LLC

James B. Young, Jr., ECPM Holdings, LLC

Richard D. Truesdale, Davis Polk & Wardwell LLP

Sophia Hudson, Davis Polk & Wardwell LLP

James D. Powell, KPMG LLP

Jeffrey M. Stein, King & Spalding LLP

Laura I. Bushnell, King & Spalding LLP